Goodwill and Intangible Assets - Schedule of changes in goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Gross carrying amount		$ 2,768,696	$ 2,758,367
Accumulated impairment charge		(652,000)	(652,000)
Opening balance	$ 2,116,696	2,106,367
Acquisitions	43,393	7,351
Foreign exchange translation effects	3,250	852
Foreign exchange translation effects		2,126
Closing balance	2,163,339	2,116,696
Sales [Member]
Goodwill [Line Items]
Gross carrying amount		2,090,340	2,085,684
Accumulated impairment charge		(652,000)	(652,000)
Opening balance	1,438,340	1,433,684
Acquisitions	20,788	2,948
Foreign exchange translation effects	3,250	(418)
Foreign exchange translation effects		2,126
Closing balance	1,462,378	1,438,340
Marketing [Member]
Goodwill [Line Items]
Gross carrying amount		678,356	$ 672,683
Opening balance	678,356	672,683
Acquisitions	22,605	4,403
Foreign exchange translation effects		1,270
Closing balance	$ 700,961	$ 678,356